As filed with the Securities and Exchange Commission on August 13, 2014.

Registration No. 333-141917

1940 Act File No. 811-22045

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 12	☒

and/or

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 15	☒

(Check Appropriate box or boxes)

WISCONSIN CAPITAL FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

1221 JOHN Q. HAMMONS DRIVE

MADISON, WISCONSIN 53717

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (608) 824-8800

Thomas G. Plumb

President

1221 John Q. Hammons Drive

Madison, Wisconsin 53717

(Name and Address of Agent for Service)

Copy to:

Fredrick G. Lautz, Esq.

Quarles & Brady LLP

411 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective (check appropriate box):

☒ immediately upon filing pursuant to paragraph (b)

☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Madison and State of Wisconsin on the 12th day of August, 2014.

WISCONSIN CAPITAL FUNDS, INC.

By	/s/ Thomas G. Plumb
Thomas G. Plumb
President

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below on this 12th day of August, 2014 by the following persons in the capacities indicated.

Signature	Title
/s/ Thomas G. Plumb Thomas G. Plumb	Chairman of the Board, Director, Chief Executive Officer and President (Principal Executive Officer)
/s/ Timothy R. O'Brien Timothy R. O'Brien	Chief Financial Officer and Vice President (Principal Financial and Accounting Officer)
/s/ Jay Loewi* Jay Loewi	Director
/s/ Patrick J. Quinn* Patrick J. Quinn	Director
/s/ Jeffrey B. Sauer* Jeffrey B. Sauer	Director

*By:	/s/ Thomas G. Plumb
Thomas G. Plumb, pursuant to a Power of Attorney dated May 21, 2007.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX- 101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase